COMMITMENTS AND CONTINGENCIES (Details) ₽ in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Jul. 31, 2018	Jun. 30, 2018	Apr. 30, 2014	Apr. 30, 2011 item	Dec. 31, 2008	Dec. 31, 2018 USD ($) ₽ / $	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 RUB (₽) ₽ / $
Future minimum lease payments
2019						$ 94.3				₽ 6,545
2020						93.0				6,460
2021						74.5				5,179
2022						8.7				606
2023 and thereafter						8.6				597
Total						$ 279.1				₽ 19,387
Exchange rate of RUB to $1.00 | ₽ / $						69.4706				69.4706
Rent expenses under operating leases						$ 72.2	₽ 5,015	₽ 4,208	₽ 4,419
Legal proceedings
Claim amount						34.2	₽ 2,372
Purchase commitments
2019						44.2				₽ 3,074
2020						17.5				1,216
2021						13.2				918
2022						1.4				96
2023 | $						0.0
Thereafter | $						0.0
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities						3.4				239
Liability for potential penalties related to unrecognized tax benefits						0.7				46
Liability for potential interest related to unrecognized tax benefits						0.3				22
Accrued contingencies related to non-income taxes						7.4				517
Estimated contingencies related to non-income taxes including penalties and interest						$ 50.0				3,477
VAT rate	20.00%	18.00%
Oil export duty						30.00%	30.00%
Increase (decrease) in Russian ruble's against US dollar						(17.00%)	(17.00%)	5.00%
Inflation rate						4.30%	4.30%	2.50%
Moscow headquarters lease
Lease and Other Commitments
Term of lease			7 years		10 years
Future minimum lease payments
2019										5,799
2020										5,850
2021										4,590
2022										310
Total										16,549
Other leases
Lease and Other Commitments
Number of lease agreements entered into by the entity | item				2
Future minimum lease payments
2019										746
2020										610
2021										589
2022										296
2023 and thereafter										597
Total										₽ 2,838